DIRECT COSTS - Schedule of Lists of Direct Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Cost of sales	$ 44,149	$ 35,150
Compensation	7,804	6,857
Depreciation and amortisation expense	6,437	5,791
Selling, general and administrative expenses	3,197	2,860
Property taxes, sales taxes and other	2,413	2,519
Total	$ 64,000	$ 53,177